Consolidated Statements of Changes in Stockholders’ Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2012	$ 32	$ 24,313	$ 34,101	$ 1,704	$ (7,326)	$ 112	$ 52,936
Net Income	0	0	5,074	0	0	13	5,087
Other comprehensive income (loss)	0	0	0	(2,424)	0	0	(2,424)
Cash dividends	0	0	(2,228)	0	0	(13)	(2,241)
Purchase of treasury shares	0	0	0	0	(19)	0	(19)
Balance at Dec. 31, 2013	32	24,313	36,947	(720)	(7,345)	112	53,339
Net Income	0	0	2,815	0	0	7	2,822
Other comprehensive income (loss)	0	0	0	1,104	0	0	1,104
Cash dividends	0	0	(1,160)	0	0	(14)	(1,174)
Purchase of treasury shares	0	0	0	0	(844)	0	(844)
Balance at Jun. 30, 2014	32	24,313	38,602	384	(8,189)	105	55,247
Balance at Dec. 31, 2013	32	24,313	36,947	(720)	(7,345)	112	53,339
Net Income	0	0	5,594	0	0	13	5,607
Other comprehensive income (loss)	0	0	0	1,520	0	0	1,520
Cash dividends	0	0	(2,312)	0	0	(13)	(2,325)
Purchase of treasury shares	0	0	0	0	(908)	0	(908)
Balance at Dec. 31, 2014	32	24,313	40,229	800	(8,253)	112	57,233
Net Income	0	0	2,694	0	0	7	2,701
Other comprehensive income (loss)	0	0	0	(389)	0	0	(389)
Cash dividends	0	0	(1,155)	0	0	(14)	(1,169)
Balance at Jun. 30, 2015	$ 32	$ 24,766	$ 41,768	$ 411	$ (8,253)	$ 105	$ 58,414